COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17   COMMITMENTS AND CONTINGENCIES

The Company and certain of its current and former officers and directors have been named as defendants in a putative securities class action captioned Yili Qiu v. Tarena International, Inc. et al., (Case No. 1:21-cv-03502) filed on June 22, 2021 in the U.S. District Court for the Eastern District of New York. The complaint asserts that defendants made false or misleading statements in certain SEC filings between August 16, 2016 and November 1, 2019 related to the Company’s business and operating results in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. On September 1, 2021, the court entered an order appointing lead plaintiff in this action. On September 14, 2021, the parties filed a joint status report and proposed scheduling stipulation, pursuant to which, the lead plaintiff filed an amended complaint on November 1, 2021. On December 16, 2021, the Company filed its pre-motion letter and the plaintiffs filed their opposition on December 23, 2021. On January 18, 2022, the Company moved to dismiss the complaint. On April 4, 2022, lead plaintiff served its opposition to the motion. Briefing is scheduled to be complete by May 19, 2022. The Company believes that it is still too early to assess the potential outcome of this class action lawsuit. The Company intends to defend itself vigorously in the action.

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.